Document and Entity Information	12 Months Ended
Feb. 03, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	SHOE CARNIVAL, INC.
Entity Central Index Key	0000895447